7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2017	2016	2015
Risk-free interest rate	1.21%	1.71%	1.45%
Expected life	5 years	4.53 years	4.89 years
Expected volatility	141.88%	144.86%	149.53%
Expected dividend yield	0	0	0